Risks and Financial Instruments - Summary of allowance for doubtful accounts on trade receivables by geographic area (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 560,892	R$ 524,779
Brasil [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	550,928	513,136
Mexico [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	1,123	621
Uruguay [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	267	257
Outros países da América Latina [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	561	1,750
Estados Unidos e Canadá [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	889	1,394
Europa [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	7,075	6,842
Outros [member]
Statement [Line Items]
Allowances for doubful accounts on trade receivable	R$ 49	R$ 779